New standards issued but not yet effective	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New standards issued but not yet effective	40 New standards issued but not yet effective
We have not early adopted any new accounting standards or amendments that have been issued but are not yet effective. Except for the
Amendments to IAS 21 “The Effects Of Changes In Foreign Exchange Rates” (IAS 21), referred to below, they are not available for early adoption because they have not yet been endorsed by the UK Endorsement Board.
IFRS 18 Presentation and Disclosure in Financial Statements (mandatory in 2027) will replace IAS 1. The new standard requires that companies classify all income and expenses into 5 categories in the statement of profit or loss, namely the operating, investing, financing, discontinued
operations and income tax categories. Management defined performance measures are disclosed in a single note and enhanced guidance is provided on how to group information in the financial statements. In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows. We are in process of assessing the impact of IFRS 18 and expect that changes will be required to the presentation and disclosures in our financial statements.
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures (mandatory in 2026) will help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs).
The amendments include: clarifying the application of the ‘own-use’ requirements, permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. We are in process of assessing the impacts from these amendments.
The assessment is ongoing in relation to the amendments listed below, but no material impact has been identified to date:
–Lack of exchangeability (Amendments to IAS 21 , mandatory in 2025)
–Annual Improvements to IFRS Accounting Standards (Amendments to IAS 7 “Statement of Cash Flows” and IFRS 10 “Consolidated
Financial Statements” mandatory in 2026)
–Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 “Financial Instruments” and IFRS 7
“Financial Instruments: Disclosures”, mandatory in 2026)
–IFRS 19 “Subsidiaries without Public Accountability: Disclosures” (mandatory in 2027)